Quarterly Report
December 31, 2022
MFS®  Massachusetts
Municipal Bond Fund
MMA-Q3

Portfolio of Investments
12/31/22 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Municipal Bonds – 95.2%
Airport Revenue – 6.9%
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2047	$265,000	$237,967
Denver, CO, City & County Airport System Rev., “A”, 4.125%, 11/15/2053	250,000	219,169
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2038	2,000,000	2,091,351
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2040	2,755,000	2,859,172
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,000,000	3,070,068
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2042	3,455,000	3,608,730
Massachusetts Port Authority Rev., “A”, 5%, 7/01/2047	1,500,000	1,525,057
Massachusetts Port Authority Rev., “B”, 5%, 7/01/2043	3,625,000	3,687,871
Massachusetts Port Authority Rev., “C”, 5%, 7/01/2044	3,000,000	3,084,069
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2029	620,000	672,842
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2030	500,000	548,131
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2031	1,000,000	1,102,485
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2032	1,590,000	1,745,766
Massachusetts Port Authority Rev., “E”, 5%, 7/01/2051	3,055,000	3,129,841
		$27,582,519
General Obligations - General Purpose – 18.7%
Ashland, MA, General Obligation Purpose Loan, Unlimited Tax, 4%, 8/01/2040	$1,830,000	$1,834,037
Ashland, MA, General Obligation Purpose Loan, Unlimited Tax, 4%, 8/01/2041	1,905,000	1,894,655
Ashland, MA, General Obligation Purpose Loan, Unlimited Tax, 4%, 8/01/2042	1,980,000	1,950,627
Attleboro, MA, General Obligation School Construction Bond Anticipation Notes, 5%, 11/01/2023	8,800,000	8,939,206
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	705,000	625,551
Brockton, MA, Public Safety Facility, General Obligation, 4%, 8/01/2052	4,000,000	3,709,019
Chicago, IL, General Obligation, “A”, 5%, 1/01/2025	535,000	545,286
Chicago, IL, General Obligation, “A”, 5%, 1/01/2027	170,000	175,922
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2023	1,000,000	1,013,509
Commonwealth of Massachusetts, “B”, 5.25%, 8/01/2028	2,225,000	2,527,328
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “C”, 5%, 5/01/2029	1,410,000	1,420,486
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “F”, 5%, 11/01/2042	3,000,000	3,165,193
Commonwealth of Massachusetts, General Obligation Consolidated Loan, “I”, 5%, 12/01/2034	1,000,000	1,074,434
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2024	47,977	44,466
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Capital Appreciation, Series 2022A, 0%, 7/01/2033	184,909	99,955
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.25%, 7/01/2023	1,901,834	1,901,831
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.375%, 7/01/2025	160,025	161,231
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2027	158,576	161,568
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.625%, 7/01/2029	156,003	159,624
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 5.75%, 7/01/2031	343,525	355,194
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2033	143,685	124,583
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2035	282,284	237,567
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2037	110,848	90,681
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2041	150,711	118,006
Commonwealth of Puerto Rico, General Obligation Restructured Bonds, Series 2022A, 4%, 7/01/2046	516,737	387,391
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2040	1,060,000	1,180,568
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2041	1,095,000	1,213,887
Framingham, MA, General Obligation Purpose Loan, 5%, 8/01/2042	1,130,000	1,250,113
Georgetown, MA, General Obligation, Refunding, Unlimited Tax, 4%, 5/01/2032	825,000	882,699
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2034	1,125,000	1,190,055
Lawrence, MA, General Obligation Purpose Loan, 4%, 6/01/2044	1,665,000	1,587,121
Lawrence, MA, General Obligation Purpose Loan, 3%, 2/01/2049	3,000,000	2,238,685
Massachusetts Turnpike Authority, Metropolitan Highway System Rev., Capital Appreciation, “A”, NPFG, 0%, 1/01/2029	1,560,000	1,262,271
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2039	1,090,000	1,102,167
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2040	1,125,000	1,127,761
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2041	1,000,000	994,552
Nantucket, MA, General Obligation Purpose Loan, “A”, 4%, 8/15/2042	695,000	684,670
New Bedford, MA, General Obligation State Qualified Municipal Purpose Loan, 4%, 9/01/2047	5,000,000	4,690,501
Norton, MA, General Obligation Municipal Purpose Loan, 5%, 10/15/2023	1,215,000	1,235,148

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - General Purpose – continued
Norton, MA, General Obligation Municipal Purpose Loan, 5%, 10/15/2024	$740,000	$769,921
Norton, MA, General Obligation Municipal Purpose Loan, 5%, 10/15/2025	350,000	372,327
Provincetown, MA, General Obligation Municipal Purpose Loan, Taxable, 3%, 6/15/2028	755,000	757,503
Quincy, MA, General Obligation Purpose Loan, “A”, 4%, 6/01/2039	500,000	494,287
Quincy, MA, General Obligation Purpose Loan, “A”, 4%, 6/01/2040	500,000	492,850
Quincy, MA, General Obligation Purpose Loan, “A”, 4%, 6/01/2041	300,000	290,047
Quincy, MA, General Obligation Purpose Loan, “A”, 4%, 6/01/2042	400,000	386,303
Quincy, MA, General Obligation Purpose Loan, “A”, 5%, 6/01/2047	1,000,000	1,128,939
Quincy, MA, General Obligation Purpose Loan, “A”, 5%, 6/01/2050	2,000,000	2,176,582
Quincy, MA, General Obligation, “B”, 5%, 7/01/2038	675,000	760,293
Quincy, MA, General Obligation, “B”, 5%, 7/01/2039	740,000	829,237
Quincy, MA, General Obligation, “B”, 5%, 7/01/2040	785,000	874,994
Quincy, MA, General Obligation, “B”, 5%, 7/01/2041	620,000	687,598
Quincy, MA, General Obligation, “B”, 5%, 7/01/2042	600,000	663,934
State of California, Various Purpose General Obligation, 4%, 3/01/2036	1,410,000	1,451,979
State of Illinois, General Obligation, 5.5%, 5/01/2039	280,000	288,983
State of Illinois, General Obligation, 5.75%, 5/01/2045	255,000	264,847
State of Illinois, General Obligation, “A”, 4%, 3/01/2040	595,000	517,015
State of Illinois, General Obligation, “C”, 4%, 10/01/2040	950,000	819,879
State of Illinois, General Obligation, “C”, 4%, 10/01/2041	595,000	507,249
Tisbury, MA, General Obligation, Municipal Purpose Loan, Unlimited Tax, 3%, 8/15/2052	5,000,000	3,705,483
West Springfield, MA, General Obligation, 3%, 5/15/2032	1,490,000	1,429,251
West Springfield, MA, General Obligation, 3%, 5/15/2033	1,490,000	1,413,952
		$74,441,001
General Obligations - Schools – 1.0%
Chicago, IL, Board of Education, Unlimited Tax General Obligation Dedicated Rev., “A”, 4%, 12/01/2047	$1,270,000	$1,025,584
Orange County, CA, Anaheim Elementary School District, AGM, 4%, 8/01/2048	1,285,000	1,241,149
San Marcos, CA, Unified School District (Election of 2010), Capital Appreciation, “C”, 0%, 8/01/2038 (Prerefunded 2/15/2024)	3,375,000	1,530,723
		$3,797,456
Healthcare Revenue - Hospitals – 14.0%
California Health Facilities Financing Authority Rev., (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	$2,405,000	$2,555,715
Harris County, TX, Cultural Education Facilities Finance Corp., Hospital Rev. (Memorial Hermann Health System), “A”, 4.125%, 7/01/2052	1,960,000	1,845,430
Massachusetts Development Finance Agency Rev. (Atrius Health Issue), “A”, 4%, 6/01/2049 (Prerefunded 6/01/2029)	1,500,000	1,616,836
Massachusetts Development Finance Agency Rev. (Baystate Medical Center), “N”, 5%, 7/01/2044	2,000,000	2,010,614
Massachusetts Development Finance Agency Rev. (Berkshire Health Systems), “I”, 5%, 10/01/2029	600,000	663,393
Massachusetts Development Finance Agency Rev. (Berkshire Health Systems), “I”, 5%, 10/01/2030	1,675,000	1,868,304
Massachusetts Development Finance Agency Rev. (Berkshire Health Systems), “I”, 5%, 10/01/2031	400,000	448,705
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2036	635,000	676,761
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2037	850,000	901,096
Massachusetts Development Finance Agency Rev. (Beth Israel Lahey Health), “K”, 5%, 7/01/2038	700,000	738,483
Massachusetts Development Finance Agency Rev. (CareGroup), “I”, 5%, 7/01/2037	1,000,000	1,036,858
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2036	1,000,000	1,058,693
Massachusetts Development Finance Agency Rev. (CareGroup), “J-2”, 5%, 7/01/2037	1,000,000	1,053,835
Massachusetts Development Finance Agency Rev. (Children's Hospital), “P”, 5%, 10/01/2032 (Prerefunded 10/01/2024)	1,000,000	1,038,759
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “N”, 5%, 12/01/2041	1,690,000	1,728,315
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2029	100,000	112,106
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2030	100,000	109,395
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2031	125,000	136,450
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2032	175,000	190,040
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2033	150,000	162,394
Massachusetts Development Finance Agency Rev. (Dana-Farber Cancer Institute), “O”, 5%, 12/01/2034	400,000	428,959
Massachusetts Development Finance Agency Rev. (Lahey Health System), “F”, 5%, 8/15/2030	2,000,000	2,087,101
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “F”, 5.75%, 7/15/2043	1,000,000	1,007,101
Massachusetts Development Finance Agency Rev. (Milford Regional Medical Center), “G”, 5%, 7/15/2046 (n)	1,000,000	956,053
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2041	1,810,000	1,851,748
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “Q”, 5%, 7/01/2047	1,500,000	1,523,778

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S”, 4%, 7/01/2041	$3,500,000	$3,379,278
Massachusetts Development Finance Agency Rev. (Partners Healthcare), “S-4”, 5%, 7/01/2034	700,000	755,380
Massachusetts Development Finance Agency Rev. (South Shore Hospital), “I”, 5%, 7/01/2041	2,300,000	2,326,277
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care Obligated Group), “L”, 5%, 7/01/2044	1,000,000	1,007,695
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care), “I”, 5%, 7/01/2041	1,850,000	1,867,575
Massachusetts Development Finance Agency Rev. (UMass Memorial Health Care), “K”, 5%, 7/01/2038	2,000,000	2,029,662
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 4%, 7/01/2044	2,080,000	1,759,274
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “A”, 5%, 7/01/2044	2,000,000	1,936,679
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 5%, 10/01/2034	450,000	485,943
Massachusetts Development Finance Agency Rev. (Wellforce, Inc.), “C”, AGM, 4%, 10/01/2045	4,150,000	3,783,359
Massachusetts Development Finance Agency Rev., “J-2”, 5%, 7/01/2048	3,615,000	3,673,534
Massachusetts Development Financing Agency Rev. (Beth Israel Lahey Health, Inc.), “J-2”, 5%, 7/01/2043	2,855,000	2,921,259
New York Dormitory Authority Rev. (Norwell Health Obligated Group), “A”, 4.25%, 5/01/2052	2,120,000	1,932,984
		$55,665,821
Healthcare Revenue - Long Term Care – 1.5%
Massachusetts Development Finance Agency First Mortgage Rev. (Berkshire Retirement Community), 5%, 7/01/2031	$1,000,000	$1,023,748
Massachusetts Development Finance Agency Rev. (Adventcare), “A”, 6.75%, 10/15/2037 (a)(d)	450,612	45,061
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 4%, 12/01/2042	485,000	441,932
Massachusetts Development Finance Agency Rev. (Carleton-Willard Village), 5%, 12/01/2042	525,000	534,624
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2031 (n)	500,000	475,302
Massachusetts Development Finance Agency Rev. (Loomis Communities), 4%, 1/01/2051	900,000	718,072
Massachusetts Development Finance Agency Rev. (Loomis Communities), ETM, 6%, 1/01/2033 (Prerefunded 7/01/2023)	250,000	253,665
Massachusetts Development Finance Agency Rev. (Newbridge on the Charles, Inc.), 5%, 10/01/2037 (n)	1,250,000	1,283,314
Massachusetts Development Finance Agency Rev. (North Hill Communities), “A”, 6.5%, 11/15/2043 (Prerefunded 11/15/2023) (n)	1,000,000	1,027,609
		$5,803,327
Industrial Revenue - Other – 0.1%
Port Beaumont, TX, Navigation District, Dock & Wharf Facility Rev. (Jefferson Gulf Coast Energy Project), “A”, 3.625%, 1/01/2035 (n)	$500,000	$401,341
Miscellaneous Revenue - Other – 3.8%
Commonwealth of Massachusetts, Federal Highway Grant Anticipation Notes (Accelerated Bridge Program), “A”, 5%, 6/15/2024	$6,000,000	$6,190,782
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2037	1,000,000	1,080,902
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2038	1,000,000	1,077,944
Massachusetts Development Finance Agency Rev. (Woods Hole Oceanographic Institution), 5%, 6/01/2043	1,000,000	1,065,786
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2038	1,000,000	1,041,061
Massachusetts Port Authority Special Facilities Rev. (BOSFuel Project), “A”, 5%, 7/01/2039	2,000,000	2,073,281
Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	140,000	143,684
New York Liberty Development Corp., Liberty Rev. (3 World Trade Center Project), “1”, 5%, 11/15/2044 (n)	950,000	861,877
Pennsylvania Economic Development Financing Authority, Private Activity Rev. (PennDOT Major Bridges Package One Project), AGM, 5%, 12/31/2057	1,495,000	1,482,775
		$15,018,092
Multi-Family Housing Revenue – 4.0%
Boston, MA, Housing Authority Capital Program Rev., “B”, 5%, 4/01/2028	$1,000,000	$1,110,981
Massachusetts Development Finance Agency Rev. (Morville House Apartments), “A”, LOC, 4.95%, 12/15/2023	1,790,000	1,795,666
Massachusetts Housing Finance Agency, “A”, 3.7%, 12/01/2038	1,000,000	944,711
Massachusetts Housing Finance Agency, “A”, 3.8%, 12/01/2043	2,025,000	1,868,311
Massachusetts Housing Finance Agency, “C”, 5.35%, 12/01/2049	1,035,000	1,035,648
Massachusetts Housing Finance Agency, “C-1”, HUD Section 8, 5.125%, 12/01/2057	3,000,000	3,118,073
Massachusetts Housing Finance Agency, “C-1”, 2.9%, 12/01/2039	1,000,000	812,370
Massachusetts Housing Finance Agency, “C-1”, 3.1%, 12/01/2044	2,000,000	1,545,059
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.75%, 12/01/2030	1,425,000	1,425,821
Massachusetts Housing Finance Agency, Multi-Family Housing, “A”, FHA, 4.875%, 12/01/2032	1,190,000	1,190,629
National Finance Authority, New Hampshire Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,117,250	1,078,834
		$15,926,103

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Port Revenue – 0.7%
Martha's Vineyard, MA, Woods Hole Steamship Authority, “A”, 4%, 3/01/2028	$2,660,000	$2,735,727
Sales & Excise Tax Revenue – 5.1%
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2029	$25,000	$26,408
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2030	20,000	21,267
Guam Government Business Privilege Tax Refunding, “F”, 5%, 1/01/2031	25,000	26,732
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	255,000	222,235
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 5%, 1/01/2028	275,000	295,141
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2038	80,000	77,119
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2039	55,000	52,004
Illinois Sales Tax Securitization Corp., Second Lien, “A”, 4%, 1/01/2040	85,000	81,793
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A”, 5%, 7/01/2024	1,590,000	1,642,500
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2029	1,850,000	2,143,517
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 7/01/2031	2,000,000	2,394,919
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 4%, 7/01/2051	1,720,000	1,571,481
Massachusetts School Building Authority, Senior Dedicated Sales Tax Rev., “A”, 5%, 2/15/2044	4,000,000	4,257,865
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.55%, 7/01/2040	73,000	66,971
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 4.75%, 7/01/2053	239,000	211,263
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-1”, 5%, 7/01/2058	2,053,000	1,863,980
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	445,000	400,873
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.329%, 7/01/2040	256,000	230,614
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	5,000	4,263
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.784%, 7/01/2058	101,000	87,627
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2024	8,000	7,462
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2027	117,000	94,655
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2029	22,000	16,032
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2031	1,059,000	689,856
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2033	1,011,000	588,102
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “2019A-1”, 0%, 7/01/2046	9,313,000	2,294,646
Wisconsin Public Finance Authority Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	585,000	481,794
Wisconsin Public Finance Authority Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(n)	360,000	302,500
		$20,153,619
Secondary Schools – 1.7%
District of Columbia Rev. (Rocketship D.C.), “A”, 5%, 6/01/2056 (n)	$290,000	$259,423
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2039	1,000,000	972,656
Lowell, MA, Collegiate Charter School Rev., 5%, 6/15/2054	1,000,000	902,167
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2030	500,000	520,837
Massachusetts Development Finance Agency Rev. (Dexter Southfield), 5%, 5/01/2031	1,015,000	1,056,909
Massachusetts Development Finance Agency Rev. (Foxborough Regional Charter School), “B”, 5%, 7/01/2037	1,000,000	1,002,331
Massachusetts Development Finance Agency Rev. (Roxbury Latin School), “A”, 3.5%, 7/01/2044	265,000	231,927
Massachusetts Development Finance Agency Rev. (Sabis International Charter School Issue), 5%, 4/15/2033	2,000,000	2,030,724
		$6,976,974
Single Family Housing - State – 2.8%
Connecticut Housing Finance Authority Rev. (Housing Mortgage Finance Program), “C-1”, 4%, 11/15/2047	$630,000	$630,059
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.3%, 6/01/2034	365,000	346,289
Massachusetts Housing Finance Agency, Single Family Housing Rev., “206”, 3.45%, 12/01/2036	485,000	451,503
Massachusetts Housing Finance Agency, Single Family Housing Rev., “215”, GNMA, 4%, 12/01/2050	2,650,000	2,658,159
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 5%, 6/01/2029	100,000	111,769
Massachusetts Housing Finance Agency, Single Family Housing Rev., “220”, GNMA, 1.35%, 12/01/2029	400,000	351,633
Massachusetts Housing Finance Agency, Single Family Housing Rev., “222”, GNMA, 3%, 6/01/2051	1,000,000	963,011
Massachusetts Housing Finance Agency, Single Family Housing Rev., “225”, 5.5%, 12/01/2052	4,000,000	4,294,292
Massachusetts Housing Finance Agency, Single Family Housing Rev., “214”, GNMA, 2.95%, 12/01/2044	1,865,000	1,434,573
		$11,241,288

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
State & Local Agencies – 0.9%
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2032	$75,000	$81,325
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2033	60,000	64,891
Commonwealth of Pennsylvania, Tobacco Master Settlement Financing Authority Rev., 5%, 6/01/2034	30,000	32,322
Delaware Valley, PA, Regional Finance Authority, “C”, FLR, 3.94% (67% of LIBOR - 3mo. + 0.75%), 6/01/2037	1,400,000	1,101,145
Maryland Stadium Authority Rev., Baltimore City Public Schools Construction and Revitalization Program, “A”, 5%, 5/01/2047	665,000	694,169
Massachusetts College Building Authority Project Refunding Rev., “A”, 4%, 5/01/2037	250,000	255,752
Massachusetts College Building Authority Project Refunding Rev., “A”, 4%, 5/01/2038	250,000	252,328
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2031 (Prerefunded 5/01/2023)	275,000	276,809
Massachusetts College Building Authority Project Rev., “A”, 5%, 5/01/2032 (Prerefunded 5/01/2023)	760,000	764,999
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2034	65,000	65,199
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2035	55,000	54,317
New Jersey Economic Development Authority Rev. (School Facilities Construction), 4%, 6/15/2041	35,000	31,568
		$3,674,824
Student Loan Revenue – 4.4%
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2029	$1,400,000	$1,498,348
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 5%, 7/01/2030	1,300,000	1,402,934
Massachusetts Educational Financing Authority, Education Loan Rev., “B”, 2%, 7/01/2037	3,000,000	2,485,732
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 4.125%, 7/01/2046	2,250,000	1,937,859
Massachusetts Educational Financing Authority, Education Loan Rev., “C”, 3.75%, 7/01/2047	4,000,000	3,286,467
Massachusetts Educational Financing Authority, Education Loan Rev., “J”, 3.5%, 7/01/2033	345,000	329,820
Massachusetts Educational Financing Authority, Education Loan Rev., Issue M, “B”, 5%, 7/01/2031	1,000,000	1,100,180
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 3%, 7/01/2051	2,000,000	1,313,946
Massachusetts Educational Financing Authority, Education Loan Subordinate Rev., “C”, 4.125%, 7/01/2052	3,000,000	2,456,216
Minnesota Office of Higher Education Supplemental Student Loan Program Rev., 2.65%, 11/01/2038	195,000	159,731
New Jersey Higher Education Student Assistance Authority, Senior Student Loan Rev., “B”, 4%, 12/01/2041	1,710,000	1,684,639
		$17,655,872
Tax - Other – 0.6%
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2035	$225,000	$229,797
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	120,000	122,225
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	370,000	370,376
Massachusetts Special Obligation Dedicated Tax Rev., 5.5%, 1/01/2023	1,585,000	1,585,000
Wisconsin Public Finance Authority Limited Obligation PILOT Rev. (American Dream at Meadowlands Project), 7%, 12/01/2050	225,000	184,912
		$2,492,310
Tax Assessment – 0.0%
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 4%, 7/01/2029	$25,000	$24,166
Brunswick, MD, Special Obligation Refunding (Brunswick Crossing Special Taxing District), 5%, 7/01/2036	32,000	32,083
		$56,249
Tobacco – 0.3%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	$1,485,000	$1,312,941
Toll Roads – 1.1%
Massachusetts Department of Transportation, Metropolitan Highway System Refunding Rev., Subordinated Contract Assistance, 5%, 1/01/2037	$1,000,000	$1,090,521
Massachusetts Department of Transportation, Metropolitan Highway System Rev., “C”, 5%, 1/01/2035	3,000,000	3,316,783
		$4,407,304
Transportation - Special Tax – 2.8%
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2036	$2,850,000	$3,013,448
Commonwealth of Massachusetts Transportation Fund Rev. (Rail Enhancement & Accelerated Bridge Programs), “A”, 5%, 6/01/2042	3,000,000	3,164,584
HTA CL-6, TR CTFS CL-2031 Units, 5.25%, 7/01/2031	822,361	811,436
Massachusetts Transportation Fund Rev. (Rail Enhancement Program), “B”, 5%, 6/01/2052	3,000,000	3,241,932
New Jersey Transportation Trust Fund Authority, Federal Highway Reimbursement Rev., “A-1”, 5%, 6/15/2027	420,000	443,652

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Transportation - Special Tax – continued
New Jersey Transportation Trust Fund Authority, Transportation Program, “A”, 5%, 12/15/2039	$225,000	$233,326
New Jersey Transportation Trust Fund Authority, Transportation Program, “BB”, 5%, 6/15/2044	220,000	223,757
		$11,132,135
Universities - Colleges – 19.7%
Connecticut Health & Educational Facilities Authority Rev. (Connecticut College Issue), “M”, 3%, 7/01/2047	$2,830,000	$2,010,257
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2038	605,000	650,922
Massachusetts Development Finance Agency Refunding Rev. (Brandeis University), “S-1”, 5%, 10/01/2040	2,665,000	2,846,317
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2035	970,000	1,011,838
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2036	850,000	872,826
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2037	625,000	644,857
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 5%, 7/01/2038	340,000	349,689
Massachusetts Development Finance Agency Refunding Rev. (Suffolk University), 4%, 7/01/2039	3,055,000	2,741,266
Massachusetts Development Finance Agency Refunding Rev. (Wellesley College), “M”, 4%, 7/01/2036	1,985,000	2,034,617
Massachusetts Development Finance Agency Rev. (Babson College), 4%, 10/01/2044	700,000	647,634
Massachusetts Development Finance Agency Rev. (Bentley University), 5%, 7/01/2040	1,500,000	1,544,699
Massachusetts Development Finance Agency Rev. (Brandeis University), “R”, 5%, 10/01/2038	835,000	896,045
Massachusetts Development Finance Agency Rev. (Brandeis University), “S-1”, 5%, 10/01/2039	2,660,000	2,851,610
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2043	725,000	728,237
Massachusetts Development Finance Agency Rev. (Emerson College), 5%, 1/01/2048	2,845,000	2,827,995
Massachusetts Development Finance Agency Rev. (Emerson College), “A”, 5.25%, 1/01/2042	2,000,000	2,027,921
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 5%, 10/01/2043	2,000,000	2,001,333
Massachusetts Development Finance Agency Rev. (Emmanuel College), “A”, 4%, 10/01/2046	1,375,000	1,158,059
Massachusetts Development Finance Agency Rev. (Lasell University), 4%, 7/01/2045	250,000	189,472
Massachusetts Development Finance Agency Rev. (Lesley University), “A”, 5%, 7/01/2044	2,250,000	2,244,885
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2047	1,000,000	980,051
Massachusetts Development Finance Agency Rev. (Merrimack College), 5%, 7/01/2052	2,300,000	2,226,194
Massachusetts Development Finance Agency Rev. (Merrimack University), “B”, 4%, 7/01/2042	475,000	409,305
Massachusetts Development Finance Agency Rev. (Merrimack University), “B”, 4%, 7/01/2050	1,825,000	1,474,380
Massachusetts Development Finance Agency Rev. (Northeastern University), 5%, 10/01/2044	2,000,000	2,207,938
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2031	2,330,000	2,682,890
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2033	900,000	1,030,364
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2034	500,000	568,658
Massachusetts Development Finance Agency Rev. (Northeastern University), “A”, 5%, 10/01/2035	1,555,000	1,755,673
Massachusetts Development Finance Agency Rev. (Simmons University), “L”, 5%, 10/01/2035	2,000,000	2,065,220
Massachusetts Development Finance Agency Rev. (Simmons University), “M”, 5%, 10/01/2045	725,000	725,437
Massachusetts Development Finance Agency Rev. (Simmons Unversity), “H”, SYNCORA, 5.25%, 10/01/2026	1,850,000	1,910,523
Massachusetts Development Finance Agency Rev. (Springfield College), “A”, 4%, 6/01/2056	3,000,000	2,382,678
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2046	1,000,000	835,962
Massachusetts Development Finance Agency Rev. (Suffolk University), 4%, 7/01/2051	1,385,000	1,120,509
Massachusetts Development Finance Agency Rev. (Wentworth Institute of Technology), 5%, 10/01/2046	2,000,000	2,020,239
Massachusetts Development Finance Agency Rev. (Western New England University), 5%, 9/01/2031	1,110,000	1,133,858
Massachusetts Development Finance Agency Rev. (Western New England University), AGM, 5%, 9/01/2038	2,550,000	2,712,496
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2038	865,000	909,450
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2039	950,000	995,039
Massachusetts Development Finance Agency Rev. (Worcester Polytechnic Institute), 5%, 9/01/2047	1,395,000	1,429,582
Massachusetts Health & Educational Facilities Authority Rev. (Boston College), 5.5%, 6/01/2027	1,735,000	1,941,805
Massachusetts Health & Educational Facilities Authority Rev. (Massachusetts Institute of Technology), “I-1”, 5.2%, 1/01/2028	1,000,000	1,125,335
Massachusetts Health & Educational Facilities Authority Rev. (University of Massachusetts), “A”, 2.45%, 11/01/2030 (Put Date 4/01/2026)	3,500,000	3,437,515
Massachusetts Health & Educational Facilities Authority Rev. (Williams College), “I”, 0.7%, 7/01/2033 (Put Date 7/01/2025)	2,600,000	2,412,061
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Educational Facilities Rev. (University Plaza Project), NPFG, 5%, 7/01/2033	290,000	282,974
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 4.375%, 10/01/2031	75,000	75,062
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Control Facilities Financing Authority, Higher Education Rev. (University of Sacred Heart), 5%, 10/01/2042	90,000	90,177
Red River, TX, Education Finance Corp., Higher Education Rev. (Houston Baptist University Project), 5.5%, 10/01/2046	470,000	475,975
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2037	1,000,000	1,101,070

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
University of Massachusetts Building Authority Project Senior Rev., “1”, 5%, 11/01/2040	$2,500,000	$2,611,866
University of Massachusetts Building Authority Senior Refunding Rev., “2019-1”, 5%, 5/01/2039	3,000,000	3,243,285
		$78,654,050
Utilities - Municipal Owned – 1.8%
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2039	$200,000	$205,507
Guam Power Authority Rev., “A”, AGM, 5%, 10/01/2044	235,000	240,944
Massachusetts Municipal Wholesale Electric Co., “A”, 4%, 7/01/2046	2,000,000	1,851,591
Massachusetts Municipal Wholesale Electric Co., “A”, 4%, 7/01/2051	2,000,000	1,810,910
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2020 (a)(d)	35,000	25,200
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	315,000	226,800
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	510,000	367,200
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	800,000	584,000
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	125,000	91,250
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2021 (a)(d)	65,000	46,962
Puerto Rico Electric Power Authority Rev., “AAA”, 5.25%, 7/01/2030 (a)(d)	30,000	21,975
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	300,000	219,750
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	150,000	108,000
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	135,000	98,550
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2027 (a)(d)	25,000	18,250
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	415,000	302,950
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2029	220,000	221,200
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	35,000	34,839
Puerto Rico Electric Power Authority Rev., “WW”, 5.375%, 7/01/2022 (a)(d)	30,000	21,788
Puerto Rico Electric Power Authority Rev., “WW”, 5.25%, 7/01/2025 (a)(d)	65,000	47,612
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	195,000	140,400
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	220,000	161,150
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2024 (a)(d)	75,000	54,937
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2026 (a)(d)	230,000	168,475
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	190,000	138,225
		$7,208,465
Utilities - Other – 0.3%
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	$1,270,000	$1,343,520
Water & Sewer Utility Revenue – 3.0%
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	$455,000	$450,942
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2038	1,255,000	1,379,445
Massachusetts Clean Water Trust, State Revolving Fund, 5%, 8/01/2039	545,000	596,782
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2027	1,280,000	1,428,915
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/01/2033	2,000,000	2,448,181
Massachusetts Water Pollution Abatement Trust (MWRA Program), “A”, 5%, 8/01/2032	75,000	75,122
Massachusetts Water Resources Authority, General Refunding Rev. (Green Bonds), “C”, 4%, 8/01/2040	2,910,000	2,850,286
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2029	595,000	687,751
Massachusetts Water Resources Authority, General Rev., “B”, AGM, 5.25%, 8/01/2031	1,625,000	1,937,199
		$11,854,623
Total Municipal Bonds		$379,535,561
Bonds – 0.2%
Consumer Services – 0.2%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2025 (n)	$581,000	$497,744
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	1,180,997	299,685
Total Bonds		$797,429
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$680,313	$297,637

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 4.02% (v)	11,589,295	$11,592,772

Other Assets, Less Liabilities – 1.6%		6,212,697
Net Assets – 100.0%		$398,436,096
(a)	Non-income producing security.
(d)	In default.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $11,592,772 and $380,630,627, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,846,642, representing 1.7% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
ETM	Escrowed to Maturity
FHA	Federal Housing Administration
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GNMA	Government National Mortgage Assn.
LIBOR	London Interbank Offered Rate
LOC	Letter of Credit
NPFG	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
12/31/22 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. Effective September 8, 2022, and in accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of December 31, 2022 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$379,833,198	$—	$379,833,198
U.S. Corporate Bonds	—	797,429	—	797,429
Mutual Funds	11,592,772	—	—	11,592,772
Total	$11,592,772	$380,630,627	$—	$392,223,399
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$22,571,623	$187,454,073	$198,432,559	$(3,286)	$2,921	$11,592,772

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$249,766	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of December 31, 2022, are as follows:
Massachusetts	84.2%
Puerto Rico	3.8%
California	2.1%
Illinois	1.3%
New York	0.7%
Texas	0.7%
Pennsylvania	0.7%
New Jersey	0.7%
Connecticut	0.7%
Guam	0.5%
Tennessee	0.3%
New Hampshire	0.3%
Wisconsin	0.2%
Virginia	0.2%
Maryland	0.2%
Colorado	0.1%
Washington DC	0.1%
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.
(4) Russia and Ukraine Conflict
The market disruptions, which began in late February 2022, associated with geopolitical events related to the conflict between Russia and Ukraine may adversely affect the value of the fund’s assets and thus the fund’s performance. Management continues to monitor these events and to evaluate the related impacts, if any, to the fund.